Investment Risks - State Street US Equity Premium Income ETF	Dec. 31, 2025
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, trade policy changes or disputes, the threat or actual imposition of tariffs, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
Equity Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Large Capitalization Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.
Mid Capitalization Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-Capitalization Securities Risk: The securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of mid-sized companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of mid-sized issuers may be illiquid or may be restricted as to resale, and their values may be volatile.
Call Writing Options Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Writing Options Strategy Risk: The Fund's use of call options involves speculation and can lead to losses because of adverse movements in the price or value of the underlying stock, index, or other asset, which may be magnified by certain features of the options. The Fund's successful use of call options depends on the ability of the Adviser to forecast market movements correctly. For example, if the Fund were to write (sell) a call option on an index or security based on the Adviser's expectation that the price of an index or security would fall, but the price were to rise instead, the Fund could be required to sell the underlying asset upon exercise at a price below the current market price. When selling a call option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option's underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). In addition, if the price of the underlying asset of an option is above the strike price of a written call, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of their underlying asset or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. As an option on an underlying asset held by the Fund nears expiration, they are generally closed out and replaced by another option with a later expiration (commonly referred to as “rolling the option”). There is no assurance that the Fund will be able to roll the option or effect a different closing transaction at any particular time or at an acceptable price. The sale of call options by the Fund may create investment leverage. Frequent selling of call options may result in higher Fund expenses and may result in increased distributions to investors, including potentially increased distributions that are taxable to individuals as ordinary income.
FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]	FLEX Options: The Fund may utilize FLEX Options guaranteed for settlement by the Options Clearing Corporation (“OCC”). Although unlikely, it is possible the OCC is unable to meet its settlement obligations, which could result in substantial loss for the Fund. FLEX Options may be less liquid than more traditional exchange-traded option contracts. Upon expiration, the FLEX Options held by the Fund will be exercisable at the strike price. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary due to factors other than the value of underlying asset, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and underlying asset, and the remaining time to expiration.
Fluctuation of Net Asset Value Share Premiums and Discounts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value (“NAV”) per share and there may be times when the market price of the shares is more than the NAV per share (premium) or less than the NAV per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Futures Contract Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Futures Contract Risk: A futures contract is a standardized agreement that calls for the purchase or sale of a specific asset at a specific price at a specific future time, or cash settlement of the terms of the contract. Transactions in futures contracts can create investment leverage and may have significant volatility. It is possible that a futures contract transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out the futures contract at a favorable time or price. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract. In the event no such market exists, it might not be possible to effect closing transactions, and the Fund will be unable to terminate its exposure to the futures contract. There is also a risk of imperfect correlation between movements in the prices of the futures contract and movements in the price of the underlying assets. The counterparty to a futures contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations.
Limited Track Record Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Track Record Risk: The Fund has a limited track record and there is no assurance that the Fund will grow quickly. When the Fund's size is small, the Fund may experience low trading volume, which could lead to wider bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause elevated transaction costs for the Fund and negative tax consequences for its shareholders.
Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The Fund is actively managed. The Adviser's judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser's investment techniques and decisions will produce the desired results.
Models and Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Models and Data Risk: The Adviser utilizes proprietary quantitative analysis and model(s) when determining strike prices for the call options written by the Fund. There is a possibility that one or all of the model(s) may not function as intended, which may lead to substantial losses for the Fund. Among other risks of relying on a model and inputting data, errors in data input, assumptions and/or the design of a model may occur from time to time and may not be identified and/or corrected by the Adviser for a significant period or at all, which may magnify the adverse effect on the Fund of any investment decisions made in reliance on the erroneous model results. Data used in the construction of model(s) may prove to be inaccurate or stale, which may result in losses for the Fund.
Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tax Risk: The call option portion of the Fund's strategy may be subject to U.S. federal income tax rules that could adversely affect the amount, character and timing of the Fund's gains and losses, and of distributions to Fund shareholders. The call options could result in the Fund recognizing significant amounts of short-term capital gain, which is taxable as ordinary income when distributed to shareholders. The call options may result in the Fund's investments being subject to the U.S. federal income tax rules applicable to “straddles.” If positions held by the Fund are treated as “straddles” for tax purposes, or the Fund's risk of loss with respect to a position is otherwise diminished as set forth in applicable regulations, dividends on stocks that are part of such positions may not be eligible to be treated as qualified dividend income for non-corporate shareholders or for the dividends received deduction for corporate shareholders. Under the straddle rules, if applicable: (1) any loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in the straddle; (2) the Fund's holding period in straddle positions may be suspended while the straddle exists, which could result in a gain being treated as short-term capital gain rather than long-term capital gain; (3) the losses recognized with respect to certain positions that are part of a “mixed straddle” may be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions that would otherwise be short-term capital losses may be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred.
Unconstrained Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Unconstrained Sector Risk: The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund's Shares to decrease, perhaps significantly.
Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Technology Sector Risk: Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds.